INTANGIBLE ASSETS - Narrative (Details) - Customer Relationships - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2.6	$ 2.7
Intangible asset amortization period	12 years